SUPPLEMENT TO FIDELITY'S NEW YORK MUNICIPAL FUNDS' MARCH 23, 1998
PROSPECTUS
The following information replaces similar information found in the "Who May Want to Invest" section beginning on page 4.
These funds may be appropriate for investors in higher tax brackets who seek high current income that is free from federal and New York income taxes. Each fund's level of risk and potential reward depend on the quality and maturity of its investments. Each money market fund is managed to keep its share price stable at $1.00. The bond fund, with its broader range of investments, has the potential for higher yields, but also carries a higher degree of risk.
Spartan New York Municipal Income Fund is a non-diversified fund. Non-diversified funds may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund.
The following information replaces similar information found in the "Charter" section on page 14.
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. Spartan New York Municipal Income Fund is a non-diversified fund of Fidelity New York Municipal Trust. Spartan New York Municipal Money Market Fund and Fidelity New York Municipal Money Market Fund are diversified funds of Fidelity New York Municipal Trust II. Both trusts are open-end management investment companies. Fidelity New York Municipal Trust was organized as a Massachusetts business trust on April 25, 1983. Fidelity New York Municipal Trust II was organized as a Delaware business trust on June 20, 1991. There is a remote possibility that one fund might become liable for a misstatement in the prospectus about another fund.
   The following information replaces similar information found under the heading "Investment Principles and Risks" on page 15.
       FIDELITY'S APPROACH TO MONEY MARKET FUNDS.    Money market
funds earn income at current money market rates. In managing money market funds, FMR stresses preservation of capital, liquidity, and income. The money market funds will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities they buy. While the funds will be charged premiums by a mutual insurance company for coverage of specified types of losses related to default or bankruptcy on certain securities, a fund may incur losses regardless of the insurance.
The following information replaces similar information found in the "Securities and Investment Practices" section on page 21. DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry or type of project. Economic, business, or political changes can affect all securities of a similar type. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: Spartan New York Municipal Income Fund is considered non-diversified. Generally, to meet federal tax requirements at the close of each quarter, the fund does not invest more than 25% of its total assets in the securities of any one issuer and, with respect to 50% of total assets, does not invest more than 5% of its total assets in the securities of any one issuer. These limitations do not apply to U.S. Government securities or to securities of other investment companies.
With respect to 75% of its total assets, each money market fund may not invest more than 5% in the securities of any one issuer. This limitation does not apply to U.S. Government securities or to securities of other money market funds.
Each fund may invest more than 25% of its total assets in tax-free securities that finance similar types of projects.

SUPPLEMENT TO
FIDELITY'S NEW YORK MUNICIPAL FUNDS'
MARCH 23, 1998
STATEMENT OF ADDITIONAL INFORMATION
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2. INVESTMENT LIMITATIONS OF SPARTAN NEW YORK MUNICIPAL MONEY MONEY MARKET FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(3) sell securities short, unless it owns, or by virtue of its ownership of other securities, has the right to obtain at no added cost, securities equivalent in kind and amount to the securities sold short;
(4) purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others (except to the extent that the fund may be deemed to be an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities);
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(9) purchase or sell physical commodities unless acquired as a result of ownership of securities; or
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(11) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitations (1), (7), and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's policies on quality and maturity, see section entitled "Quality and Maturity" on page 10.
INVESTMENT LIMITATIONS OF FIDELITY NEW YORK MUNICIPAL MONEY MARKET
FUND
THE FOLLOWING ARE THE FUND'S FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR ENTIRETY. THE FUND MAY NOT:
(1) purchase the securities of any issuer, if, as a result, the fund would not comply with any applicable diversification requirements for a money market fund under the Investment Company Act of 1940 and the rules thereunder, as such may be amended from time to time;
   (2) issue senior securities, except in connection with the insurance program established by the fund pursuant to an exemptive order issued by the Securities and Exchange Commission or as otherwise permitted under the Investment Company Act of 1940;
(3) make short sales of securities;
(4) purchase any securities on margin, except for such short-term credits as are necessary for the clearance of transactions;
(5) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33 1/3% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33 1/3% limitation;
(6) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(7) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities, or tax-exempt obligations issued or guaranteed by a U.S. territory or possession or a state or local government, or a political subdivision of any of the foregoing) if, as a result, more than 25% of the fund's total assets would be invested in securities of companies whose principal business activities are in the same industry;
(8) purchase or sell real estate, but this shall not prevent the fund from investing in municipal bonds or other obligations secured by real estate or interests therein;
(9) purchase or sell commodities or commodity (futures) contracts;
(10) lend any security or make any other loan if, as a result, more than 33 1/3% of its total assets would be lent to other parties (but this limit does not apply to purchases of debt securities or repurchase agreements); or
(11) invest in oil, gas, or other mineral exploration or development programs.
(12) The fund may, not withstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
THE FOLLOWING INVESTMENT LIMITATIONS ARE NOT FUNDAMENTAL AND MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) With respect to 75% of its total assets, the fund does not currently intend to purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, or securities of other money market funds) if, as a result, more than 5% of the fund's total assets would be invested in the securities of that issuer.
(ii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iii) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (5)). The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(iv) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(v) The fund does not currently intend to engage in repurchase agreements or make loans, but this limitation does not apply to purchases of debt securities.
(vi) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, polices, and limitations as the fund.
For purposes of limitations (1), (7), and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
For purposes of limitation (i), certain securities subject to guarantees (including insurance, letters of credit and demand features) are not considered securities of their issuer, but are subject to separate diversification requirements, in accordance with industry standard requirements for money market funds.
With respect to limitation (iv), if through a change in values, net assets, or other circumstances, the fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would consider appropriate steps to protect liquidity.
For the fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page 10.
THE FOLLOWING INFORMATION REPLACES SIMILAR INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION FOR SPARTAN NEW YORK MUNICIPAL INCOME FUND ON PAGE 5.
For purposes of limitations (4) and (i), FMR identifies the issuer of a security depending on its terms and conditions. In identifying the issuer, FMR will consider the entity or entities responsible for payment of interest and repayment of principal and the source of such payments; the way in which assets and revenues of an issuing political subdivision are separated from those of other political entities; and whether a governmental body is guaranteeing the security.
   THE FOLLOWING INFORMATION SUPPLEMENTS THE INFORMATION FOUND IN THE "INVESTMENT POLICIES AND LIMITATIONS" SECTION BEGINNING ON PAGE 2.
       MONEY MARKET INSURANCE.    Each money market fund participates
in a mutual insurance company solely with other funds advised by FMR or its affiliates. This company provides insurance coverage for losses on certain money market instruments held by a participating fund (eligible instruments), including losses from nonpayment of principal or interest or a bankruptcy or insolvency of the issuer or credit support provider, if any. The insurance does not cover losses resulting from changes in interest rates or other market developments. Each money market fund is charged an annual premium for the insurance coverage and may be subject to a special assessment of up to approximately two and one-half times the fund's annual gross premium if covered losses exceed certain levels. A participating fund may recover no more than $100 million annually, including all other claims of insured funds, and may only recover if the amount of the loss exceeds 0.30% of its eligible instruments. Each money market fund may incur losses regardless of the insurance.